Income Taxes, Effective Income Tax Rate Reconciliation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Effective income tax rate reconciliation [Abstract]
Statutory federal income tax benefit					$ 3,048	$ 4,109
State tax benefit, net of federal taxes					783	560
Foreign tax					(1)	(1)
Nondeductible/nontaxable items					548	(220)
Other					(41)	406
Valuation allowance (increase) decrease					(4,346)	(4,863)
Total income tax expense	$ (2)	$ (2)	$ (6)	$ (6)	$ (9)	$ (9)